SCHEDULE OF ACCRUED LIABILITIES AND OTHER PAYABLE (Details)	Sep. 30, 2025 HKD ($)	Sep. 30, 2025 USD ($)	Mar. 31, 2025 HKD ($)
Payables and Accruals [Abstract]
Accrued audit fee	$ 568,000	$ 72,821	$ 646,000
Accrued professional service fees	126,750	16,250	208,121
Other accrued expenses	191,215	24,516	189,941
Total:	$ 885,965	$ 113,587	$ 1,044,062